Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,239,000
Previously Paid Amount	0.00
Total Fee Amount	171.11
Total Offset Amount	0.00
Net Fee	171.11
Narrative - Max Aggregate Offering Price	$ 1,239,000
Final Prospectus	true